SHAREHOLDERS DEFICIT (Details Narrative) - USD ($)				1 Months Ended
	Jul. 27, 2021	Apr. 19, 2021	Mar. 11, 2021	Nov. 28, 2021	Jun. 30, 2022	Dec. 31, 2021	Apr. 13, 2021	Dec. 31, 2020	Oct. 23, 2020	Oct. 19, 2020
Common stock shares issued		150,000		100,000
Voting rights			110.00%
Performence reward total				$ 60,000
Common stock, shares authorized					500,000,000	500,000,000		500,000,000
Unissued shares					350,000	350,000		600,000
Common stock, par value per share					$ 0.0001	$ 0.001		$ 0.0001
Common stock, shares outstanding					176,168,548	176,168,548		340,268,500
Common stock, shares issued					176,168,548	176,168,548		340,268,500
Common stock shares issued for legal services		150,000
Current market price		$ 0.2781				$ 0.6
Legal service		$ 41,715
Consultants and Service Providers
Common stock, par value per share						$ 0.001			$ 0.21
Common stock, shares issued									19,400,000
Travel Agent [Member]
Common stock, shares issued				100,000
Current market price				$ 0.6
EMA Financial LLC [Member]
Common stock shares issued for conversion on convertible bond, shares	4,650,048
Common stock shares issued for conversion on convertible bond, amount	$ 38,197
Mr. Leung [Member]
Capital stock authorized							169,000,000
Stock Option Plan [Member]
Common stock, par value per share										$ 0.21
Common stock, shares issued										20,000,000
Class A Preferred Stock [Member]
Purchase shares of common stock							169,000,000
Class A Preferred Stock [Member]
Preferred stock, shares authorized					175,000,000	175,000,000
Preferred stock, shares issued					1	1		0
Preferred stock, shares outstanding					1	1		0
Preferred stock, par value per share					$ 0.001	$ 0.001
Common Stocks [Member]
Common stock, par value per share					$ 0.0001	$ 0.001